FAIR VALUE MEASUREMENTS (Details) (Recurring basis, USD $)	Dec. 31, 2012	Dec. 31, 2011
Total
Assets:
Total Assets	$ 34,210,555	$ 55,465,507
Liabilities:
Total liabilities	7,883,886	17,336,760
Total | 2013 Notes
Liabilities:
Fair value of convertible debt	7,883,886	17,336,760
Total | Money market fund
Assets:
Total Assets	34,210,555	55,465,507
Significant Other Observable Inputs (Level 2)
Assets:
Total Assets	34,210,555	55,465,507
Liabilities:
Total liabilities	7,883,886	17,336,760
Significant Other Observable Inputs (Level 2) | 2013 Notes
Liabilities:
Fair value of convertible debt	7,883,886	17,336,760
Significant Other Observable Inputs (Level 2) | Money market fund
Assets:
Total Assets	$ 34,210,555	$ 55,465,507